Earnings Per Share	12 Months Ended
Oct. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share
15.	Earnings Per Share

The following table illustrates the reconciliation of the denominator in the computations of the basic and diluted earnings per share:

(number of shares in thousands)	2011	2010	2009
Weighted average number of Common shares outstanding – basic	64,719	89,279	120,137
Impact of stock options assumed exercised	90	1	-
Weighted average number of Common shares outstanding – diluted	64,809	89,280	120,137
Basic and diluted income (loss) per share from continuing operations	$0.67	$(0.94)	$(0.03)
Basic and diluted loss per share from discontinued operations	(0.41)	(1.66)	(1.09)
Basic and diluted income (loss) per share	$0.26	$(2.60)	$(1.12)